AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 47.8%
Financials - 12.6%
Air Lease Corp.
MTN, 3.000%, 02/01/30	$2,113,000	$2,151,656
Ally Financial, Inc.
8.000%, 11/01/31	713,000	1,034,806
Bank of America Corp.
Series MM, (4.300% to 01/28/25 then 3 month LIBOR + 2.664%), 4.300%, 01/28/25[1,2,3]	2,058,000	2,125,132
The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	1,014,332
Boston Properties, LP
3.400%, 06/21/29	1,841,000	2,038,748
Crown Castle International Corp.
4.000%, 03/01/27	1,800,000	2,060,889
Equinix, Inc.
1.000%, 09/15/25	1,020,000	1,020,735
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,726,000	3,033,748
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29	1,052,000	1,069,489
JPMorgan Chase & Co.
Series FF, (5.000% to 08/01/24 then SOFRRATE + 3.380%), 5.000%, 08/01/24[1,2,3]	1,980,000	2,090,194
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	2,009,000	2,079,315
Morgan Stanley, GMTN
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[1,3]	1,675,000	2,002,281
Truist Financial Corp.
Series N, (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%), 4.800%, 09/01/24[1,2,3]	1,006,000	1,050,928
Visa, Inc.
3.150%, 12/14/25	2,650,000	2,950,091

Total Financials		25,722,344
Industrials - 33.7%
AT&T, Inc.
4.250%, 03/01/27	1,778,000	2,065,683
BorgWarner, Inc.
2.650%, 07/01/27	1,994,000	2,143,741
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	1,808,000	2,019,316
Campbell Soup Co.
4.150%, 03/15/28	3,432,000	4,015,402
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/25	877,000	1,016,359
Comcast Corp.
4.150%, 10/15/28	1,686,000	1,998,711
	Principal Amount	Value

CommonSpirit Health
3.347%, 10/01/29	$2,317,000	$2,568,510
CVS Health Corp.
5.125%, 07/20/45	1,735,000	2,266,577
Fiserv, Inc.
4.200%, 10/01/28	1,703,000	2,009,802
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	2,162,237
The George Washington University
Series 2018, 4.126%, 09/15/48	1,671,000	2,107,923
Georgia-Pacific LLC
8.000%, 01/15/24	1,583,000	1,937,432
HCA, Inc.
4.500%, 02/15/27	874,000	1,014,407
Johnson Controls International plc/Tyco Fire & Security Finance SCA (Ireland)
1.750%, 09/15/30	2,000,000	2,002,293
Kaiser Foundation Hospitals
3.150%, 05/01/27	1,809,000	2,042,446
Lear Corp.
3.800%, 09/15/27	1,915,000	2,139,737
Lowe's Cos., Inc.
4.000%, 04/15/25	1,772,000	2,002,248
Magna International, Inc. (Canada)
2.450%, 06/15/30	1,908,000	2,009,185
Marriott International, Inc.
4.625%, 06/15/30	1,743,000	1,993,033
McDonald's Corp., MTN
3.700%, 01/30/26	2,215,000	2,503,519
Microsoft Corp.
2.525%, 06/01/50	2,195,000	2,211,246
Parker-Hannifin Corp.
3.250%, 06/14/29	1,773,000	1,976,775
Precision Castparts Corp.
3.250%, 06/15/25	1,831,000	2,017,787
PulteGroup, Inc.
7.875%, 06/15/32	1,400,000	2,072,000
RELX Capital, Inc.
4.000%, 03/18/29	1,819,000	2,126,421
ServiceNow, Inc.
1.400%, 09/01/30	2,080,000	1,988,850
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	1,014,396
Sysco Corp.
2.400%, 02/15/30	2,324,000	2,394,572
T-Mobile USA, Inc.
3.500%, 04/15/25[4]	920,000	1,009,420
TWDC Enterprises 18 Corp., MTN
1.850%, 07/30/26	1,912,000	1,999,938
Verizon Communications, Inc.
3.875%, 02/08/29	3,403,000	3,939,272

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 33.7% (continued)
VF Corp.
2.800%, 04/23/27	$1,848,000	$2,024,242
Xylem, Inc.
2.250%, 01/30/31	1,929,000	1,997,792

Total Industrials		68,791,272
Utilities - 1.5%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	978,000	1,031,790
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	2,024,000	1,979,389

Total Utilities		3,011,179

Total Corporate Bonds and Notes (Cost $91,728,613)		97,524,795
Municipal Bonds - 8.8%
California State General Obligation, School Improvements 7.550%, 04/01/39	2,410,000	4,183,856
JobsOhio Beverage System Series B, 4.532%, 01/01/35	1,705,000	2,190,482
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	2,635,000	3,709,184
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	2,017,000	2,051,067
Metropolitan Transportation Authority 6.687%, 11/15/40	1,695,000	2,403,985
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	2,935,000	3,378,831

Total Municipal Bonds (Cost $15,844,093)		17,917,405
U.S. Government and Agency Obligations - 41.0%
Fannie Mae - 20.1%
FNMA
2.000%, 08/01/50 to 10/01/50	3,956,613	4,096,450
3.500%, 03/01/30 to 03/01/48	9,146,208	9,995,492
4.000%, 03/01/44 to 07/01/49	8,745,460	9,637,177
4.500%, 04/01/39 to 06/01/41	12,590,908	14,139,996
5.000%, 08/01/40	2,720,091	3,096,354

Total Fannie Mae		40,965,469
	Principal Amount	Value

Freddie Mac - 12.6%
FHLMC
2.000%, 09/01/50	$1,640,460	$1,693,923
2.500%, 10/01/34 to 08/01/50	8,059,902	8,607,876
3.000%, 03/01/50	1,479,587	1,599,363
4.000%, 09/01/50	1,301,143	1,430,319
5.000%, 07/01/44	2,239,483	2,601,587
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	2,090,974	2,301,991
4.000%, 05/01/26	99,646	105,882
FHLMC Multifamily Structured Pass Through Certificates
Series K054, Class A2 2.745%, 01/25/26	1,472,000	1,616,976
Series K058, Class A2 2.653%, 08/25/26	191,000	210,489
Series K062, Class A2 3.413%, 12/25/26	513,000	588,375
Series K063, Class A2 3.430%, 01/25/27[3]	2,544,000	2,919,559
Series K071, Class A2 3.286%, 11/25/27	1,752,000	2,016,403

Total Freddie Mac		25,692,743
U.S. Treasury Obligations - 8.3%
United States Treasury Bonds
4.500%, 02/15/36	5,987,000	8,559,539
United States Treasury Notes
2.875%, 05/15/28	1,763,000	2,021,837
2.000%, 11/30/22	3,788,000	3,918,434
6.250%, 08/15/23	2,148,000	2,481,360

Total U.S. Treasury Obligations		16,981,170

Total U.S. Government and Agency Obligations (Cost $79,484,739)		83,639,382
Foreign Government Obligations - 1.4%
Chile Government International Bond (Chile) 2.550%, 01/27/32	1,388,000	1,469,240
The Korea Development Bank (South Korea) 0.500%, 10/27/23	1,385,000	1,389,591

Total Foreign Government Obligations (Cost $2,848,507)		2,858,831
Total Investments - 99.0% (Cost $189,905,952)		201,940,413
Other Assets, less Liabilities - 1.0%		2,018,521
Net Assets - 100.0%		$203,958,934

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $1,009,420 or 0.5% of net assets.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFRRATE	Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$97,524,795	—	$97,524,795
Municipal Bonds	—	17,917,405	—	17,917,405
U.S. Government and Agency Obligations†	—	83,639,382	—	83,639,382
Foreign Government Obligations	—	2,858,831	—	2,858,831
Total Investments in Securities	—	$201,940,413	—	$201,940,413

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.